Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	£ 11,778	£ 10,308
Foreign currency net investments, hedged item	£ 34,044	£ 33,287